Document and Entity Information	9 Months Ended
Jul. 31, 2019
Document and entity information [abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Entity Central Index Key	0001045520
Current Fiscal Year End Date	--10-31